SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounts Receivable

  Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectible accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the Allowance for Doubtful Accounts when a balance is determined to be uncollectible.

	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$8,957,000	$6,992,000
Allowance for Doubtful Accounts	(609,000)	(950,000)
Accounts Receivable Net	$8,348,000	$6,042,000

Inventory Valuation

  Inventory at September 30, 2012 and 2011 was computed based on a “gross profit” method.

The Company valued inventory at December 31, 2011 at the lower of cost on a first-in-first-out basis or market.

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

  Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of September 30, 2012 and December 31, 2011.

Credit and Concentration Risks

  There were three customers that represented 59.0% and 74.6% of total sales for the three months ended September 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	25.0	43.6
2	22.7	17.8
3	11.3	13.2

  There were two customers that represented 59.2% and 65.1% of total sales for the nine months ended September 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	30.9	46.4
2	28.3	18.7

There were four customers that represented 63.3% of gross accounts receivable at September 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	September	December
	2012	2011
	(Unaudited)
1	20.5	12.9
2	16.9	26.2
3	14.4	18.3
4	11.5	13.3
5	*	11.5

* Customer was less than 10% of receivables at September 30, 2012

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355 (the "Union").  The contract expires on December 31, 2015.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.  The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	September 30,	September 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

The Company recorded expenses of $45,000 and $41,000 for the three months ended September 30, 2012 and 2011, respectively and expenses of $88,000 and $101,000 for the nine months ended September 30, 2012 and 2011, respectively, in its consolidated statement of operations. These expenses are included as a component of general and administrative expense.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $453,000 is comprised of $291,000 that relates to the acquisition of Welding and $162,000 that relates to the acquisition of NTW. Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  The Company has determined that there has been no impairment of goodwill at September 30, 2012 and December 31, 2011.

Subsequent Events

Management has evaluated subsequent events through October 26, 2012, the date at which the financial statements were available to be issued.

Note 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principal Business Activity

The Company through its AIM subsidiary is primarily engaged in manufacturing aircraft structural parts, and assemblies for prime defense contractors in the aerospace industry in the United States. The Company's customers consist mainly of publicly- traded companies in the aerospace industry. Welding is a specialty welding and products provider whose significant customers include the world's largest aircraft manufacturers, subcontractors, and original equipment manufacturers.

Principles of Consolidation

The accompanying consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. Significant inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.

Accounts Receivable

Accounts receivable are reported at their outstanding unpaid principal balances net of allowances for uncollectable accounts. The Company provides for allowances for uncollectible receivables based on management's estimate of uncollectible amounts considering age, collection history, and any other factors considered appropriate. The Company writes off accounts receivable against the Allowance for Doubtful Accounts when a balance is determined to be uncollectible.

	December 31,	December 31,
	2011	2010

Accounts Receivable Gross	$6,992,000	$4,904,000
Allowance for Doubtful Accounts	(950,000)	(523,000)
Accounts Receivable Net	$6,042,000	$4,381,000

Inventory Valuation

The Company values inventory at the lower of cost on a first-in-first-out basis or market.

AIM generally purchases inventory only when it has non-cancellable contracts from its customers for orders of its finished goods. Welding generally produces pursuant to customer orders and maintains relatively low inventory levels. AIM occasionally produces finished goods in excess of purchase order quantities in anticipation of future purchase order demand; historically this excess has been used in fulfilling future purchase orders. The Company periodically evaluates inventory items that are not secured by purchase orders and establishes reserves for obsolescence accordingly. The Company also reserves for excess quantities, slow-moving goods, and for other impairment of value.

Capitalized Engineering Cost

The Company has contractual agreements with customers to produce parts, which the customers design. Though the Company has not designed and thus has no proprietary ownership of the parts, the manufacturing of these parts requires pre-production engineering and programming of the Company’s machines.  The pre-production costs associated with a particular contract are capitalized and then amortized beginning with the first shipment of product pursuant to such contract. These costs are amortized on a straight line basis over the estimated length of the contract, or if shorter, three years.

If the Company is reimbursed for all or a portion of the pre-production expenses associated with a particular contract, only the unreimbursed portion would be capitalized. The Company may also progress bill customers for certain engineering costs being incurred. Such billings are recorded as progress billings (a reduction of the associated inventory) until the appropriate revenue recognition criteria have been met. The Terms and Conditions contained in customer purchase orders may provide for liquidated damages in the event that a stop-work order is issued prior to the final delivery of the product.

Property and Equipment

Property and equipment are carried at cost net of accumulated depreciation and amortization. Repair and maintenance charges are expensed as incurred. Property, equipment, and improvements are depreciated using the straight-line method over the estimated useful lives of the assets or the particular improvements.  Expenditures for repairs and improvements in excess of $1,000 that add to the productive capacity or extend the useful life of an asset are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any related gain or loss is reflected in earnings.

Long-Lived and Intangible Assets

Identifiable intangible assets are amortized using the straight-line method over the period of expected benefit.

Long-lived assets and intangible assets subject to amortization to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may be impaired. The Company records an impairment loss if the undiscounted future cash flows are found to be less than the carrying amount of the asset. If an impairment loss has occurred, a charge is recorded to reduce the carrying amount of the asset to fair value. There has been no impairment as of December 31, 2011 and 2010.

Deferred Financing Costs

Costs incurred with obtaining and executing debt arrangements are capitalized and amortized on the effective interest method over the term of the related debt.

Revenue Recognition

The Company recognizes revenue in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition." The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable. Payments received in advance from customers for products delivered are recorded as customer advance payments until earned, at which time revenue is recognized. The Terms and Conditions contained in our customer purchase orders often provide for liquidated damages in the event that a stop work order is issued prior to the final delivery. The Company utilizes a Returned Merchandise Authorization or RMA process for determining whether to accept returned products. Customer requests to return products are reviewed by the contracts department and if the request is approved, a credit is issued upon receipt of the product. Net sales represent gross sales less returns and allowances.

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The more significant management estimates are the useful lives of property and equipment, provisions for inventory obsolescence, accrued expenses and various contingencies. Actual results could differ from those estimates. Changes in facts and circumstances may result in revised estimates, which are recorded in the period in which they become known.

Credit and Concentration Risks

There were three customers that represented 75.5% of total sales for the year ended December 31, 2011 and two customers that represented 65.4% of total sales for the year ended December 31, 2010. This is set forth in the table below.

Customer	Percentage of Sales
	2011	2010

1	44.4	49.3
2	19.2	16.1
3	11.9	*

* Customer was less than 10% of sales in 2010

There were five customers that represented 82.2% of gross accounts receivable at December 31, 2011 and three customers that represented 52.6% of gross accounts receivable at December 31, 2010.  This is set forth in the table below.

Customer	Percentage of Receivables
	2011	2010

1	26.2	12.6
2	18.3	19.1
3	13.3	20.9
4	12.9	*
5	11.5	*

* Customer was less than 10% of receivables in 2010

During the year, the Company had occasionally maintained balances in its bank accounts that were in excess of the FDIC limit.  The Company has not experienced any losses on these accounts.

Substantially all of the workforce at AIM is subject to a union contract with the United Service Workers Union TUJAT Local 355 (the "Union").  The contract expires on December 31, 2015.

AIM has several key sole-source suppliers of various parts that are important for one or more of our products. These suppliers are our only source for such parts and, therefore, in the event any of them were to go out of business or be unable to provide us parts for any reason, our business could be severely harmed.

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, "Income Taxes," which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05 "Accounting for Uncertainty in Income Taxes." The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Basic earnings per share is computed by dividing the net income applicable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. Potentially dilutive shares, using the treasury stock method, are included in the diluted per-share calculations for all periods when the effect of their inclusion is dilutive.  The following securities have been excluded from the calculation as their effect would be anti-dilutive:

	December 31,	December 31,
	2011	2010
Stock Options	291,316	291,428
Warrants	19,865	19,865

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, "Compensation – Stock Compensation." Under the fair value recognition provision of the ASC, stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options and warrants granted using the Black-Scholes-Merton option pricing model.

Goodwill

Goodwill represents the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. The goodwill amount of $291,000 relates to the acquisition of Welding Metallurgy. Goodwill is not amortized, but is tested at least annually for impairment, or if circumstances change that will more likely than not reduce the fair value of the reporting unit below its carrying amount.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2012 for non-public entities, with early adoption permitted.   The Company adopted ASU 2011-08 effective October 1, 2011.  The adoption did not have a material effect on the Company’s financial position, results of operation or cash flows.

The Company performs impairment testing for goodwill annually, or more frequently when indicators of impairment exist.  As discussed above, the Company adopted ASU 2011-08 and performed a qualitative assessment in the fourth quarter of 2011to determine whether it was more likely than not that the fair value of Welding Metallurgy was less than its carrying amount.

The Company has determined that there has been no impairment of goodwill at December 31, 2011 and 2010.

Freight Out

Freight out is included in operating expenses and amounted to $90,000 and $110,000 for the years ended December 31, 2011 and 2010, respectively.

Subsequent Events

Management has evaluated subsequent events through March 12, 2012, the date at which the financial statements were available to be issued.